S000081438 [Member] Investment Objectives and Goals - Trillium ESG Global Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Trillium ESG Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Trillium ESG Global Equity Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria.